Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income
Net operating revenue	R$ 48,041,162	R$ 44,032,613	R$ 43,126,472
Cost of sales	(27,431,680)	(24,781,369)	(22,693,083)
Gross profit	20,609,482	19,251,244	20,433,389
Operating (Expenses) income	(14,011,571)	(12,165,135)	(13,851,726)
Selling expenses	(11,839,126)	(11,594,117)	(11,871,555)
General and administrative expenses	(2,737,600)	(2,615,905)	(2,524,993)
Other operating income	1,242,583	2,993,647	1,419,113
Other operating expenses	(653,686)	(1,066,022)	(875,025)
Equity	(23,742)	117,262	734
Operating income	6,597,911	7,086,109	6,581,663
Financial income	2,216,198	1,310,533	1,351,530
Financial expenses	(3,982,518)	(2,437,113)	(1,924,959)
Income before taxes	4,831,591	5,959,529	6,008,234
Income and social contribution taxes	(773,689)	269,828	(1,237,707)
Net income for the year	4,057,902	6,229,357	4,770,527
Attributable to:
Controlling shareholders	4,085,013	6,239,364	R$ 4,770,527
Non-controlling shareholders	R$ (27,111)	R$ (10,007)
Common shares
Attributable to:
Basic earnings per common share (in R$)	R$ 2.44	R$ 3.71	R$ 2.90
Diluted earnings per common share (in R$)	R$ 2.44	3.71	2.90
Preferred shares
Attributable to:
Basic earnings per common share (in R$)			2.77
Diluted earnings per common share (in R$)		R$ 2.77	R$ 2.77